Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

(In thousands)	Foreign Currency Translation Adjustments	Hedging Activities	Accumulated Other Comprehensive Loss
Balance, December 31, 2013	$—	$—	$—
Other comprehensive loss before reclassifications	(3,541)	(1,925)	(5,466)
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	(3,541)	(1,925)	(5,466)
Less: other comprehensive loss attributable to non-controlling interests	(2,392)	(1,437)	(3,829)
Balance, December 31, 2014	$(1,149)	$(488)	$(1,637)

The following table presents the changes in each component of accumulated other comprehensive loss and the related tax effects for the year ended December 31, 2014:

(In thousands)	Before Tax	Tax Effect	Net of Tax
Foreign currency translation adjustments	$(3,541)	$—	$(3,541)
Unrealized loss on hedging instruments	(1,925)	—	(1,925)
Other comprehensive loss	$(5,466)	$—	$(5,466)
Less: other comprehensive loss attributable to non-controlling interests, net of tax			(3,829)
Other comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders			$(1,637)